Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

(18) Fair Value of Financial Instruments

The estimated fair values of the Company's financial instruments are as follows (in thousands):

	At December 31,
	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$5,077	5,077	6,404	6,404
Interest bearing time deposits in banks	—	—	—	—
Securities available for sale	50,216	50,216	49,304	49,304
Loans, net	194,274	193,445	213,069	214,080
Loans held for sale	9,961	9,961	7,395	7,395
Accrued interest receivable	860	860	903	903
Federal Home Loan Bank stock	1,266	1,266	1,409	1,409

Financial liabilities:
Deposits	241,228	242,748	251,344	253,656
Federal Home Loan Bank advances	16,000	17,975	21,000	22,596
Other borrowings	1,754	1,754	3,054	3,054
Accrued interest payable	342	342	436	436

Off-balance-sheet financial instruments	—	—	—	—